SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.1 - Schedule 6

Supplemental HELOC Data
Run Date - 10/12/2026 9:15:11 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Borrower Name	Street	City	State	Zip	Mortgage Type	Draw Amount	Line Limit	Draw Period	Draw Period Start Date	Repayment Period Start date	Billing Cycle
[Redacted]	1000164263	1000164263					[Redacted]		HELOC			36	[Redacted]	[Redacted]	Monthly
[Redacted]	1000164420	1000164420					[Redacted]		HELOC			36	[Redacted]	[Redacted]	Monthly